Stockholders' Equity - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 26, 2021	Dec. 31, 2020	Dec. 31, 2016
Common stock, shares authorized	466,000,000	466,000,000
Common stock, shares issued			3,775,709
Founders Preferred Stock [Member]
Pre- combination preferred stock, shares outstanding	10,870,562	10,870,562
Common Class A [Member]
Common stock, shares authorized	400,000,000	400,000,000		176,225,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	208,610,490	207,451,107		15,679,758
Common stock, shares outstanding	208,610,490	207,451,107		15,679,758
Pre- combination preferred stock, shares outstanding	3,599,647	3,599,647
Voting rights per share	one	one
Common Class B [Member]
Common stock, shares authorized	65,000,000	65,000,000		61,512,500
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	55,539,188	55,539,189		47,281,500
Common stock, shares outstanding	55,539,188	55,539,189		47,281,500
Pre- combination preferred stock, shares outstanding	9,622,689	9,622,689
Voting rights per share	ten	ten
Convertible Preferred Stock [Member]
Preference shares authorized	1,000,000	1,000,000		12,302,500
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares outstanding	0	0		12,302,500
Convertible Preferred Stock [Member] | Astra's Founders [Member]
Preferred stock, shares outstanding	10,870,562	10,870,562			18,500,000
Preferred Stock [Member]
Preference shares authorized	1,000,000	1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001